Note 4(b) - Vessels, Net - Summary of Vessels (Details) - USD ($)		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Balance, Net Book Value		$ 366,842,000
Depreciation		(7,172,000)	$ (5,305,000)
Balance, Net Book Value	$ 388,936,000	388,936,000
Vessels [Member]
Balance, cost	372,543,000
Balance, Accumulated Depreciation	(18,597,000)
Balance, Net Book Value	353,946,000
— Transferred from advances for vessels under construction	76,959,000
— Disposals, cost	(66,599,000)
— Disposals, Accumulated Depreciation	5,538,000
— Disposals	(61,061,000)
Depreciation	(7,172,000)
Balance, cost	382,903,000	382,903,000
Balance, Accumulated Depreciation	(20,231,000)	(20,231,000)
Balance, Net Book Value	$ 362,672,000	$ 362,672,000